COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.  COMMITMENTS AND CONTINGENCIES

(a)   Operating lease commitments

The Group leases stores and offices for operation under operating leases. For the years ended December 31, 2019 and 2020, total rental expenses for all operating leases amounted to RMB641,945 and RMB715,053 (US$109,587) respectively. The Group rents an office and a store area from UCAR Inc., the amount of which was immaterial to the Group’s total rental expenses for the reported periods. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2020:

	RMB	US$
2021	551,170	84,470
2022	311,046	47,670
2023	142,933	21,905
2024	49,046	7,517
2025 and thereafter	7,478	1,146

Total	1,061,673	162,708

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

(b)   Capital commitments

As of December 31, 2020, the Group had the following capital commitment related to expenditures for construction in progress:

	RMB	US$
2021	39,576	6,065

Total	39,576	6,065

(c)   Contingency

SEC Settlement

On March 19, 2020, the Company's Board of Directors (the "Board") formed a special committee (the "Special Committee") to oversee an internal investigation (the "Internal Investigation") into certain issues raised to the Board's attention during the audit of the consolidated financial statements for the fiscal year ended December 31, 2019. The Special Committee retained Kirkland & Ellis as its independent advisor, which was assisted by FTI Consulting as an independent forensic accounting expert.

On April 2, 2020, the Special Committee brought to the attention of the Board information about the preliminary result of the Internal Investigation. As a result, the Company announced that investors should no longer rely upon the Group's previous financial statements and earning releases for the nine months ended September 30, 2019 and the two quarters starting April 1, 2019 and ended September 30, 2019, including the prior guidance on net revenues from products for the fourth quarter of 2019, and other communications relating to these consolidated financial statements.  Prior to issuing the press release, the Company made a self-disclosure to the SEC.

On July 1, 2020, the Company announced that the Special Committee substantially completed the Internal Investigation into the issues disclosed on April 2, 2020. Based on its work, the Special Committee found that the fabrication of transactions (the "Fabricated Transactions") began in April 2019 and that, as a result, the Group's net revenue in 2019 was inflated by approximately RMB2.12 billion (US$0.31 billion), and the Group's costs and expenses were inflated by RMB1.34 billion (US$0.2 billion).

On December 16, 2020, the SEC announced its settlement with the Company (“SEC Settlement”) regarding the Fabricated Transactions. Under the terms of the settlement, the Group, without admitting or denying the allegations of the SEC, consented to the entry of an order (i) requiring it to pay a civil money penalty in the amount of $180 million to the SEC, which shall be offset by any cash payments made by the Group to its security holders pursuant to any schemes of arrangement approved by the Cayman court in the proceeding for our provisional liquidation and restructuring, provided that such payments are made within 18 months subject to extensions granted by the SEC up to 24 months and the final distribution plan is not reasonably objectionable to the SEC staff, and (ii) permanently enjoining it from violations of certain federal securities laws, including Section 10(b) of the Securities Exchange Act of 1934. On February 4, 2021, the United States District Court for the Southern District of New York issued a judgment approving the SEC Settlement.

On March 16, 2021, the Company announced that it entered into a restructuring support agreement with holders of a majority of the Notes, which is expected to provide recovery to the holders of the Notes in the amount of approximately 91%-96% of par value, including 32% of par in cash payment and potential additional cash payment in lieu of new notes. The Company expects to implement the restructuring through the implementation of a scheme of arrangement in respect of the Notes (the “Scheme”)  pursuant to section 86 of the Companies Act. Accordingly, completion of the restructuring would be subject to, among other things: (i) the Company obtaining the requisite majorities at a meeting convened to vote on the Scheme; (ii) sanction of the Scheme by the Cayman Court;  and (iii) the Scheme being enforced in the United States under chapter 15 of the U.S. Bankruptcy Code. See “Note 22 Subsequent Events- RSA”.  The progress of the Scheme is under the supervision of the JPLs.

The Company is unable to predict with certainty the total amount of cash that will be paid to security holders according to the Cayman Court proceeding within the timeframe stipulated in the SEC Settlement and whether any ultimately approved distribution plan will be subject to any successful reasonable objections by the SEC Staff as contemplated by the SEC Settlement.  Consequently, as of December 31, 2020, the full amount of the SEC penalty in the amount of US$180,000 (RMB1,174,500) is recorded as non-current liability.

Deal Memorandum with Schaerer to purchase Luckin EXPRESS Coffee Machine Engines

The Group and Schaerer Ltd. have entered into a deal memorandum (the "Memorandum") in April 2020. Pursuant to the Memorandum, the Group undertakes to purchase a minimum of 15,000 units of Schaerer Premium Coffee Engine ("SPCE") before 31 December 2021, among which a minimum of 10,000 units were to be ordered and delivered prior to the end of 2020. The Memorandum provides that the detailed terms and conditions of any purchase will be subject to purchase orders and confirmations between the parties. As of the date of this filing, Luckin has ordered 2,720 units of SPCEs.

Since May 2020, the Group has started communications and negotiations with Schaerer with regard to the Memorandum, and has expressed that it will not be capable of performing the Memorandum in accordance with the designated schedule. On August 13, 2020, the Group explicitly notified Schaerer that it will not place any new orders under the Memorandum other than the aforementioned 2,720 units. Under the Memorandum the Group would be liable to compensate Schaerer if the Group fails to fulfill its commitment and any such payment is due on March 31, 2022. The parties are currently negotiating a mutually-agreeable resolution to the matter and may result in a material settlement payment at an earlier date. As December 31, 2020, the Group did not record any liability as the compensation could not be reasonably estimated as of the date of this filing.

(d)   Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group made adequate disclose of contingency loss of which an unfavorable outcome of legal proceeding is determined to be reasonably possible but not probable, or if the amount of loss cannot be reasonably estimated. Subsequent legal proceedings see "Note 22 Subsequent event - Legal Proceedings".

Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters that already exited at the date of the balance sheet, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows.

U.S. Department of Justice Investigation (the “DOJ”)

The Group was contacted by the U.S. Attorney's Office for the Southern District of New York ("SDNY") following the Group's public disclosure on April 2, 2020 relating to the Fabricated Transactions. The SDNY indicated that it had commenced an investigation into the Fabricated Transactions. The Group has been in regular contact with the SDNY regarding its investigation including apprising the SDNY of the relevant Chinese laws that restrict the Group from providing evidence and information without prior approval from the Chinese Ministry of Justice. The Group is committed to cooperating with the DOJ to the extent permissible under the applicable PRC laws. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation.

Ministry of Finance Investigation

On May 6, 2020, the Ministry of Finance of the PRC initiated its investigation into the accounting information of two entities of the Group. On July 31, 2020, the Ministry of Finance of the PRC announced its investigation has been substantially completed. The Ministry of Finance of the PRC further announced that they would impose and publish its relevant penalty decision to the Group in due course. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation. The Group did not record it as a liability as of December 31, 2020.

U.S. Class Action

On February 13, 2020, April 2, 2020, April 8, 2020, and April 10, 2020, putative securities class action complaints were filed in the United States District Court for the Eastern and Southern Districts of New York against the Company, certain of its current and former directors and executives, and the underwriters of the Company's initial public offering and follow-on offering. These lawsuits have been consolidated in the Southern District of New York, and is captioned In re Luckin Coffee Inc. Securities Litigation, 1:20-cv-01293 (S.D.N.Y.). On June 12, 2020, the court appointed co-lead plaintiffs pursuant to the Private Securities Litigation Reform Act of 1995 and ordered the lawsuits consolidated. A consolidated class action complaint was filed on September 24, 2020 that alleges, among other things, that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company's April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company's financial statements. The consolidated class action complaint variously alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Rule 10b-5 of the Securities Exchange Act of 1934, and Sections 11 and 15 of the Securities Act for a putative class period between May 17, 2019 to April 1, 2020. On March 5, 2021, the court entered a Stipulation and Order provisionally certifying the class for settlement purposes. On March 30, 2021, the Bankruptcy Court for the Southern District of New York (the “U.S. Bankruptcy Court”) issued an order recognizing Luckin's Cayman Proceeding as a foreign main proceeding and imposing an automatic stay of litigation in the territorial jurisdiction of the United States against Luckin or its assets in the territorial jurisdiction of the United States, to the extent provided in section 362 of the U.S. Bankruptcy Code. On July 6, 2021, the court entered an order regarding dissemination of class notice.  Notice was disseminated to the class and the deadline to opt out of the class action was September 17, 2021.

On September [20], 2021, the Company entered into a binding term sheet (the “Term Sheet”) with the lead plaintiffs in the provisionally certified class action In re Luckin Coffee Inc. Securities Litigation, Case No.1:20-cv-01293-JPC-JLC  (S.D.N.Y) to fully resolve all claims that have been or could be filed on behalf of the provisionally certified class of purchasers Company’s ADS between May 17, 2019 through July 15, 2020, inclusive. Pursuant to the Term Sheet, the settlement is subject to entering into definitive documentation and obtaining approvals from the U.S. Court overseeing the class action and the Cayman Court, which has oversight of Cayman Proceeding. The Term Sheet provides that the U.S. class action settlement amount will be calculated based on a Global Settlement Amount of $187.5 million, which will be reduced on a pro-rata basis based on the valid opt-out notices received pursuant to the U.S. Court’s prior order approving dissemination of a notice of pendency. The final report of valid opt out notices received will be provided to the U.S. Court on or before October 8, 2021.] Therefore, the Company recognized provision for equity litigants settlement of $187,500 (approximately RMB1,226,119) for the year ended December 31, 2020 based on all subsequent progress of above securities litigation.

On May 26, 2020, June 18, 2020, and June 23, 2020, putative securities class actions complaints were filed in the Supreme Court of the State of New York, County of New York, against the Company, certain of its current and former directors and executives, and the underwriters of the Company's initial public offering and follow-on offering. The lawsuits variously alleged that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company's April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company's financial statements, in violation of Sections 11, 12 and 15 of the Securities Act. On October 16, 2020, the court appointed co-lead plaintiffs and consolidated the lawsuits under the caption In re Luckin Coffee Inc. Securities Litigation, 651939/2020 (N.Y. Sup. Ct.). A consolidated amended complaint was filed on December 23, 2020, adding claims against investment vehicles owned by former officers and directors of Luckin and Luckin's agent for service of process, Cogency Global. The amended complaint also asserted claims under the Securities Act on behalf of a class of purchasers of convertible senior notes issued by Luckin in January 2020. On March 30, 2021, the U.S. Bankruptcy Court issued an order recognizing the Cayman Proceeding as a foreign main proceeding and imposing an automatic stay of litigation in the territorial jurisdiction of the United States against Luckin or its assets in the territorial jurisdiction of the Unitied States, to the extent provided in section 362 of the U.S. Bankruptcy Code.

U.S. "Opt Out" Claims

The Company has also been named as a defendant in the following opt-out lawsuits alleging violations of U.S. securities laws: Kingstown Capital Management. v. Luckin Coffee, 1:20-cv-07029 (S.D.N.Y.), which seeks to recover over $22 million in alleged losses; Lai Ye v. Luckin Coffee et al., 1:21-cv-2020 (S.D.N.Y.), who seeks to recover $4 million in alleged losses; Nuveen Winslow Large-Cap Growth ESG Fund et al. v. Luckin Coffee et al., 655177/2020 (N.Y. Sup. Ct.), which seeks to recover over $100 million in alleged losses; and Bequai v. Luckin Coffee,  GV20019430-00 (Va. D. Ct., Fairfax Cty.), which seeks to recover $25,000 in losses. On March 30, 2021, the U.S. Bankruptcy Court issued an order recognizing the Cayman Proceeding as a foreign main proceeding and imposing an automatic stay of litigation in the territorial jurisdiction of the United States against Luckin or its assets in territorial jurisdiction of the United States, to the extent provided in section 362 of the U.S. Bankruptcy Code.

Certain individuals and institutions claiming to be ADS investors have made informal demands for the company to pay alleged losses resulting from the Fabricated Transactions disclosed on April 2, 2020, but have not commenced legal proceedings. In the aggregate, the investors that have made information demands have asserted losses in excess of $325 million.

Canadian Class Action

On or about April 14, 2020, an Application for Authorization to Bring a Class Action was filed against Luckin Coffee Inc. by Martin Banoon (the "Applicant") in the Superior Court of Quebec file no. 500-06-001058-201. The Applicant seeks authorization to institute a class action on behalf of the proposed class members comprised of holders of Luckin Coffee's ADS, as a result of Fabricated Transactions. At the request of the Applicant, the Superior Court of Quebec issued an order staying proceedings pending the Quebec Court of Appeal's decision in an unrelated class action that is expected to address jurisdictional defenses similar to those that Luckin Coffee Inc. may raise in the Banoon class action.

Cayman Bondholder Action

In May 2020, a group of bondholders commenced proceedings in the Cayman Court seeking to recover approximately US$155 million of losses from the Company. The lawsuit has been automatically stayed since July 15, 2020 by operation of section 97 of the Companies Act in light of the appointment of the JPLs. By summons dated May 1, 2020, the bondholders applied ex parte for a worldwide freezing order (the "WFO") against the Company. On May 8, 2020, the Cayman Court granted an WFO. On July 1, 2020 to July 3, 2020 the return date hearing of the WFO took place and the Cayman Court heard the Company's application to set aside the WFO. By ruling circulated in draft on July 16, 2020 and delivered on August 3, 2020, the Cayman Court determined that the WFO should be discharged. By order dated July 22, 2020, the Cayman Court discharged the WFO. On August 12, 2020 the Cayman Court ordered that the bondholders' time for appealing the order to discharge the WFO is extended until the expiry of 14 days after the discharge of the appointment of the JPLs. Whilst the bondholders had previously indicated that they intended to appeal the order dated July 22, 2020, the Company considers that this is now unlikely following the execution of the RSA as it could constitute a breach of undertakings under the RSA. The lawsuit will also be discontinued in the event that the scheme of arrangement contemplated by the RSA (see below) becomes effective.

Hong Kong Bondholder Action

In May 2020, litigation was commenced by the same group of bondholders in Hong Kong against Luckin Coffee Inc, Luckin Coffee Roasting (Hong Kong) Limited, Luckin Coffee (Hong Kong) Limited, Luckin Coffee Roastery (Hong Kong) Limited and Luckin Coffee International (Hong Kong) Limited (the "Luckin Companies") in which the Hong Kong Court granted an Injunction Order dated 11 May 2020. The Injunction Order was granted in support of the Cayman Bondholder Action and was ancillary to the WFO made by the Cayman Court against Luckin Coffee Inc. The effect of the Hong Kong Injunction Order was to, inter alia, freeze the assets of the Luckin Companies in Hong Kong up to the value of USD160 million. On August 20, 2020, the Hong Kong High Court ordered that the Hong Kong Injunction Order "be discharged forthwith and such Injunction Order will cease to have effect as of the date of the Order". Accordingly, the Hong Kong Injunction Order is no longer in effect and the proceedings in Hong Kong have effectively been discharged. As far as the Company is aware, there are no other material litigation, claims and/or assessments relevant to the Luckin Companies in Hong Kong to be reported.